Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2020	$ 3,772
2021	9,430
2022	6,298
2023	2,799
2024	5,663
Thereafter	12,205
Total	40,167	$ 41,340
Parent Company [Member]
Debt Instrument [Line Items]
2021	2,696
2022	3,790
2024	5,657
Thereafter	6,459
Total	$ 18,602	$ 16,291